39434-P1 06/25

SUPPLEMENT DATED JUNE 6, 2025

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

OF PUTNAM FOCUSED LARGE CAP VALUE ETF (THE “FUND”)

The paragraph titled “Non-diversified risk” under “Principal investment risks” in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety.

Shareholders should retain this Supplement for future reference.